ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

6.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	June 30, 2022	December 31, 2021
Accounts payable (a)	$100,489	$96,154
Accrued payroll and welfare payable	56,826	50,949
VAT and other taxes payable	3,027	2,895
Others (b)	158,655	78,644
	$318,997	$228,642

(a)	Accounts payable primarily include supplier’s service charges to HHMT and SJMC .
(b)	Others primarily includes office rental and property management fees payable by ZDH’s subsidiaries.

7.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2020	2019
Accounts payable (a)	$27,769	$61,898
Accrued payroll and welfare payable	85,362	107,284
VAT and other taxes payable	7,416	25,728
Others (b)	58,530	32,655
	$179,077	$227,565

(a)	Accounts payable primarily mainly include supplier’s service charge to HHMT in 2020, and commission payable for students’ referral in 2019.
(b)	Others primarily include miscellaneous expenses payable.